Share-based Compensation (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation
Number of preceding years considered for estimating forfeiture	5 years
Share-based compensation cost
Share-based Compensation Expense	203,018	122,032	102,406
Cost of revenues
Share-based compensation cost
Share-based Compensation Expense	100,540	57,318	37,342
Selling and marketing expenses
Share-based compensation cost
Share-based Compensation Expense	13,368	11,357	8,123
General and administrative expenses
Share-based compensation cost
Share-based Compensation Expense	33,374	17,897	31,580
Research and development expenses
Share-based compensation cost
Share-based Compensation Expense	55,736	35,460	25,361